Commitments, Guarantees And Contingencies (Rent Expense And Sublease Rental Income Associated With Operating Leases) (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Commitments, Guarantees And Contingencies [Abstract]
Rent expense	$ 155,206	$ 160,927	$ 142,885
Sublease rental income	(9,639)	(9,049)	(9,283)
Net rent expense	$ 145,567	$ 151,878	$ 133,602